Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Event [Abstract]
SUBSEQUENT EVENTS

NOTE 21—SUBSEQUENT EVENTS

A.	In January 2019 Series I warrants expired without exercise.

B.

On January 30, 2019, the Board of Directors appointed Jonathan M.N. Rigby as the new Chairman of the Board, effective immediately, and David Tsur stepped down from his position as Chairman and as a member of the Board.

The Company and Mr. Rigby entered into a Chairman Services Agreement (the “Agreement”), the terms of which are subject to shareholder approval. Under the Agreement, Mr. Rigby shall be entitled to an annual fee of $70,000 plus VAT, to be paid on a monthly basis and options to purchase 12,319,500 ordinary shares (represented by 246,390 ADSs exercisable at $5.07 per ADS) exercisable at $0.101 per share. The options shall have a term of seven years and shall vest upon the earlier of (1) an equity raise of at least US$10 million, in one or more financings, or (2) will vest over a period of four years, with a quarter of the options vesting on January 31, 2020, and the remaining options vesting in equal parts at the end of every quarter thereafter.

In addition, the Board of Directors approved, subject to shareholder approval the grant of (i) 9,050,000 options exercisable into total of 9,050,000 ordinary shares to the company’s officers, employees and consultants, and (ii) subject to shareholders approval, 2,000,000 options exercisable into a total of 2,000,000 ordinary shares to members of the board of directors, in the following manner: (i) 250,000 options exercisable into 250,000 ordinary shares, to each of Dr. Abraham Havron, Dr. Gili Hart, Dr. Elan Penn, Scott R. Burell and Adi Goldin; and (ii) 750,000 options exercisable into 750,000 ordinary shares to Dr. Wolfgang Ruttenstorfer.

Each of the options may be exercised at a price per option of $0.101 per share. The options shall vest over a period of four years from their date of grant, with 25% of the options vesting on the first anniversary of the date of grant and the remaining options vesting equally on a quarterly basis during the three years thereafter.